Schedule of accrued expenses (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll	$ 330,812	$ 37,224
Accrued rental fee	167,358	65,607
Accrued Interest	12,000
Amount due to third parties	3,283	3,322
Other	3,160	323
Accrued expenses – Continuing operations	516,613	106,476
Accrued expenses – Discontinued operations		1,108,409
Total	$ 516,613	$ 1,214,885